Property and Equipment (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 70,950	$ 51,118
Property and equipment include assets acquired under capital leases	$ 64,632	$ 64,632	$ 64,632